UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22421

iShares MSCI Russia Capped Index Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 597-2000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)

iShares® MSCI Russia Capped Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-97.48%

BANKS-14.36%
Sberbank of Russia	1,319,980	$4,253,485
VTB Bank OJSC	328,445,000	1,042,633

		5,296,118
CHEMICALS-2.40%
Uralkali	163,339	885,152

		885,152
COAL-0.68%
Raspadskaya(a)	41,800	250,788

		250,788
ELECTRIC-7.40%
Inter Rao Ues OJSC(a)	215,319,800	328,091
JSC Federal Grid Co. of Unified Energy System(a)	70,698,600	821,411
OJSC OGK-4(a)	3,549,500	354,933
RusHydro(a)	23,333,700	1,222,924

		2,727,359
FOOD-4.21%
Magnit OJSC SP GDR(b)	40,517	1,069,649
Wimm-Bill-Dann Foods OJSC SP ADR	20,423	482,187

		1,551,836
IRON & STEEL-6.27%
Mechel OAO SP ADR	34,989	821,542
Novolipetsk Steel SP GDR(b)	21,288	789,785
OAO Severstal	49,445	700,374

		2,311,701
METAL FABRICATE & HARDWARE-1.18%
OAO TMK SP GDR(a)(b)	21,731	436,141

		436,141
MINING-7.81%
JSC Polymetal SP GDR(a)	30,194	546,342
MMC Norilsk Nickel OJSC	8,618	1,655,953
Polyus Gold OJSC	12,028	677,736

		2,880,031
OIL & GAS-48.75%
LUKOIL OAO	71,114	3,916,728
OAO Gazprom	1,530,408	8,462,996
OAO NovaTek SP GDR(b)	16,709	1,572,317
OAO Tatneft SP ADR	280,829	1,323,578
Rosneft Oil Co.	244,156	1,610,345
Surgutneftegas OJSC	1,156,300	1,086,613

		17,972,577

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Russia Capped Index Fund

November 30, 2010

TELECOMMUNICATIONS-4.42%
Mobile TeleSystems SP ADR	65,255	1,368,397
OJSC Comstar United Telesystems SP GDR(a)	20,460	128,898
Sistema JSFC SP GDR(b)	5,146	133,230

		1,630,525

TOTAL COMMON STOCKS
(Cost: $37,210,651)		35,942,228

PREFERRED STOCKS-2.62%

BANKS-0.36%
Sberbank of Russia	57,040	134,535

		134,535
OIL & GAS-1.38%
Surgutneftegas OJSC	1,109,800	508,018

		508,018
PIPELINES-0.88%
OAO Transneft SP ADR	248	322,778

		322,778

TOTAL PREFERRED STOCKS
(Cost: $997,587)		965,331

SHORT-TERM INVESTMENTS-0.10%

MONEY MARKET FUNDS-0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	38,925	38,925

		38,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,925)		38,925

TOTAL INVESTMENTS IN SECURITIES-100.20%
(Cost: $38,247,163)		36,946,484
Other Assets, Less Liabilities-(0.20)%		(75,368)

NET ASSETS-100.00%		$36,871,116

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Russia Capped Index Fund

November 30, 2010

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND, INC.

iShares MSCI Russia Capped Index Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on May 21, 2010 pursuant to Articles of Incorporation. The Company currently consists of a single investment series or portfolio, the iShares MSCI Russia Capped Index Fund (the “Fund”). The Fund commenced operations on November 9, 2010.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of November 30, 2010, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2010, the cost of investments for federal income tax purposes was $38,321,670. Net unrealized depreciation was $1,375,186, of which $179,318 represented gross unrealized appreciation on securities and $1,554,504 represented gross unrealized depreciation on securities.

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares MSCI Russia Capped Index Fund, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	January 27, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	January 27, 2011